FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ (19)	$ 7	$ 47	$ (64)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(9)	(15)	(13)	(43)
Net sales | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(15)	18	66	(44)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	0	1	(1)	(4)
Cost of goods sold | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(3)	(18)	(20)	(29)
Other, Net | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(5)	4	10	(7)
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(4)	(11)	(19)	(20)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (1)	$ (2)	$ (2)	$ (3)